Long-Term Investments (Details) - USD ($)						12 Months Ended
	Mar. 10, 2026	Feb. 13, 2025	Dec. 18, 2024	Nov. 20, 2024	Nov. 08, 2022	Mar. 31, 2026	Feb. 20, 2026	May 15, 2025
Long-Term Investments [Line Items]
Aggregate purchase price value						$ 32,000,000
Cash				$ 7,500,000
Shares issued (in Shares)						2,126,729
Additional ordinary shares (in Shares)			262,325
Weighted average price of consideration shares trading days						30 days
Agreement to pay shortfall consideration shares						$ 7,500,000
Number of shares exchanged (in Shares)		2,126,729
Cash consideration						7,500,000
Investment cost						7,500,000
Original purchase price	10.00%
Convertible note						$ 2,597,253	$ 1,406,625
Percentage of diluted equity interests						12.98%
Total consideration amount					$ 71,045
Ordinary Shares [Member]
Long-Term Investments [Line Items]
Shares issued (in Shares)						2,201,665
Nekcom SPA, [Member]
Long-Term Investments [Line Items]
Equity interest								10.00%
Aggregate purchase price value				$ 15,000,000
Cloushelf [Member]
Long-Term Investments [Line Items]
Equity interest					13.50%
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Long-Term Investments [Line Items]
Cash consideration						$ 7,500,000
GCL Global [Member]
Long-Term Investments [Line Items]
Shares issued (in Shares)			262,325
Series of Individually Immaterial Asset Acquisitions [Member]
Long-Term Investments [Line Items]
Acquisition cost						364,229
Maximum [Member] | Nekcom SPA, [Member]
Long-Term Investments [Line Items]
Consideration shares exceeds value						1,200,000
Minimum [Member] | Nekcom SPA, [Member]
Long-Term Investments [Line Items]
Consideration shares exceeds value						1,200,000
VWAP [Member] | Maximum [Member]
Long-Term Investments [Line Items]
Consideration shares exceeds value						7,500,000
VWAP [Member] | Minimum [Member]
Long-Term Investments [Line Items]
Consideration shares exceeds value						7,500,000
Series B Preferred Stock [Member]
Long-Term Investments [Line Items]
Purchase agreement shares (in Shares)	306,250			12,250,000
Aggregate purchase price value	$ 1,000,000
Series B Preferred Stock [Member] | Ordinary Shares [Member]
Long-Term Investments [Line Items]
Ordinary shares value				$ 7,500,000
Series B Preferred Stock [Member] | Nekcom SPA, [Member]
Long-Term Investments [Line Items]
Equity interest				20.00%
Series Seed-3 Preference Shares [Member]
Long-Term Investments [Line Items]
Convertible note						$ 1,484,049
Percentage of diluted equity interests						12.98%